COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES (Details) - Financial guarantees, maximum potential liability - USD ($)	Dec. 31, 2017	Jan. 01, 2017
Disclosure of contingent liabilities [line items]
Maximum potential liability under guarantees	$ 50,600,000	$ 53,800,000
Recorded liability with respect to guarantees	0
Surety bond
Disclosure of contingent liabilities [line items]
Maximum potential liability under guarantees	12,500,000	10,400,000
Financial guarantees and standby letters of credit
Disclosure of contingent liabilities [line items]
Maximum potential liability under guarantees	$ 38,100,000	$ 43,400,000